Income Tax Benefit	6 Months Ended
Dec. 31, 2025
Income Tax Expense [Abstract]
Income Tax Benefit
20.	Income tax benefit

The major components of income tax benefit recognized in profit or loss for the periods ended December 31, 2024 and 2025 were:

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Deferred taxation
Current period (Note 14)	(131,659)	(109,944)	(27,107)

British Virgin Islands

Under the current laws of the British Virgin Islands, the Company and its subsidiaries, TEM SP Limited and Linkers Asia Pacific Limited are not subject to any income tax.